STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
 New York, New York 10038

May 27, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund File Nos. 333-204588; 811-22500

Ladies and Gentlemen:

On behalf of A&Q Multi-Strategy Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940, as amended) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 10, 2015, except for the updating of financial information and other general updating of information.   We also note that certain disclosure in the prospectus under the captions "Summary of Fund Expenses" and "Fund Performance Information" has been revised in light of comments of the staff (the "Staff") of the Commission that were provided to me in April 2016 by Ms. Anu Dubey of the Staff, relating to Post-Effective Amendment No. 3 to the Registration Statement of A&Q Long/Short Strategies Fund LLC (File No. 333-194093).  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 10, 2015.

We propose to file an additional amendment to the Registration Statement as early in July 2016 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal year ended March 31, 2016 and complete other omitted data, and seek effectiveness as of August 1, 2016.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik